Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit (loss) [abstract]
Net sales	R$ 16,515,544	R$ 12,153,145	R$ 39,074,093	R$ 37,001,961
Cost of sales	(12,597,241)	(8,453,761)	(29,166,282)	(24,791,052)
Gross profit	3,918,303	3,699,384	9,907,811	12,210,909
Operating Income (Expenses) [Abstract]
Selling expense	(1,206,435)	(849,961)	(2,771,626)	(2,443,093)
General and administrative expense	(1,146,358)	(664,953)	(2,385,784)	(1,985,970)
Loss from associates and joint ventures	(7,976)	(79,268)	(33,572)	(268,350)
Other operating income, net	45,861	(135,667)	1,450,333	(409,782)
Profit (loss) from operating activities	1,603,395	1,969,535	6,167,162	7,103,714
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,842,761)	(1,823,415)	(5,353,673)	(5,069,939)
Finance income	509,516	462,095	1,519,283	1,284,207
Derivative gains, net	2,499,863	1,079,117	6,501,811	7,431,622
Foreign exchange gain (loss)	(20,504)	1,333,984	3,084,709	9,527,069
Profit (loss) before tax	2,749,509	3,021,316	11,919,292	20,276,673
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(263,887)	(161,908)	(289,780)	(472,442)
Adjustments for deferred tax expense	(401,667)	(898,021)	(3,426,100)	(6,482,713)
Net income for the period	2,083,955	1,961,387	8,203,412	13,321,518
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	2,103,937	1,953,516	8,209,902	13,298,971
Non-controlling interest	R$ (19,982)	R$ 7,871	R$ (6,490)	R$ 22,547
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 1.70815	R$ 1.58063	R$ 6.65219	R$ 10.75126
Diluted earnings (loss) per share	R$ 1.70416	R$ 1.57671	R$ 6.63691	R$ 10.72459